Annual Total Returns [BarChart] - Extended Market Index Fund - None or same as Fund Name	May 01, 2021
Bar Chart Table:
2011	(4.03%)
2012	17.47%
2013	37.26%
2014	7.18%
2015	(3.76%)
2016	15.48%
2017	17.72%
2018	(9.70%)
2019	27.94%
2020	31.20%